Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,986,000.00
Total Fee Amount	2,483.87
Total Offset Amount	0.00
Net Fee	$ 2,483.87
Offering Table N/A
Offset Table N/A	N/A